Financial Instruments - Financial assets, by class (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Carrying amount		€ 154,932
Fair value	€ 353,260
Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Carrying amount	253,341	154,256
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount		102,144
Financial assets measured at amortized cost | Cash at banks and petty cash
Disclosure of financial assets [line items]
Carrying amount	129,856
Financial assets measured at amortized cost | Fixed term deposit
Disclosure of financial assets [line items]
Carrying amount	119,664	50,000
Financial assets measured at amortized cost | Security deposits
Disclosure of financial assets [line items]
Carrying amount	3,821	2,096
Fair value	3,821	2,096
Financial assets measured at amortized cost | Other financial assets
Disclosure of financial assets [line items]
Carrying amount		16
Fair value		16
FVTPL
Disclosure of financial assets [line items]
Carrying amount	99,919	676
FVTPL | Money Market Funds
Disclosure of financial assets [line items]
Carrying amount	99,919
Fair value	€ 99,919
FVTPL | Promissory notes
Disclosure of financial assets [line items]
Carrying amount		676
Fair value		€ 676